Contingencies and Commitments	12 Months Ended
Dec. 31, 2025
Contingencies And Commitments [Abstract]
Contingencies and Commitments

NOTE 46. CONTINGENCIES AND COMMITMENTS
a) Tax Issues
At the date of these consolidated financial statements, provincial tax collection authorities, as well as tax collection authorities from the Autonomous City of Buenos Aires, are in the process (in different degrees of completion) of conducting reviews and assessments mainly in respect of matters resulting from applying turnover tax.
These proceedings and their possible effects are constantly being monitored. Even though it is considered that it has complied with its tax liabilities in full pursuant to current regulations, the provisions deemed adequate pursuant to the evolution of each proceeding have been set up.
Banco Galicia has filed to the Customs Collection and Control Agency (Agencia de Recaudación y Control Aduanero, ARCA (formerly AFIP)) several claims for refund of the Income Tax paid in excess for the fiscal years 2014, 2015, 2016, 2017, 2018, 2019, 2021 and 2022, for the amounts of Ps.433,815, Ps.459,319, Ps.944,338, Ps.866,842, Ps.3,646,382, Ps.4,403,712, Ps.629,837 and Ps.4,039,802, respectively. These claims are based on Argentine jurisprudence that establishes the unconstitutionality of the rules disabling the application of the tax inflation adjustment, resulting in confiscatory situations. Considering the delay in the resolution by the Federal Administration of Public Revenue, the corresponding judicial claims were filed.
Likewise, in connection with the refund claim corresponding to fiscal year 2016, on May 15, 2025, the Court of Appeals issued a favorable ruling. In this regard, it dismissed the appeals filed by the parties and upheld the first‑instance judgment. It also imposed legal costs in both instances in the order incurred. On May 30, 2025, the National Treasury filed a Federal Extraordinary Appeal against the judgment dated May 15, 2025. Subsequently, the Court ordered that the appeal filed by the National Treasury be served upon the plaintiff. With respect to fiscal year 2017, on June 12, 2025, the Court of Appeals resolved to uphold the appealed judgment and imposed legal costs in both instances in the order incurred. On June 30, 2025, the National Treasury filed a Federal Extraordinary Appeal against the Court of Appeals’ judgment. The corresponding response has been submitted, and the proceedings are currently pending further developments.
Identical claims were filed by other Group subsidiaries before the ARCA: Tarjetas Cuyanas S.A., (Tarjeta Naranja S.A.U. predecessor company), for 2014 and 2016 periods, for an amount of Ps.145,478, nominal value; Tarjeta Naranja S.A.U., for 2014 and 2016 periods, for a total amount of Ps.580,164, nominal value; and for 2015, 2017, and 2018 periods, for an amount of Ps.149,763, Ps.326,498, and Ps.973,843, nominal value, respectively. Considering the delay in the resolution by the Customs Collection and Control Agency, the corresponding judicial claims were filed. On May 26, 2020, Tarjeta Naranja S.A.U. filed before the AFIP a claim for the repetition of the Income Tax corresponding to 2019 period for Ps.1,364,949 in nominal value. Regarding the lawsuit filed by Tarjeta Naranja S.A.U. for fiscal year 2018, a favorable first instance ruling was obtained on August 14, 2024. Subsequently, a favorable ruling was issued by the Federal Court of Appeals on November 18, 2025, which was appealed by the National Treasury through a complaint appeal before the Supreme Court of Justice of the Nation.
Additionally, as a result of the completion of the merger by absorption of Banco GGAL S.A. and GGAL Holdings S.A., refund claims were jointly filed for fiscal years 2014, 2015, 2016 and 2017 for each entity, while the refund claim corresponding to fiscal year 2018 was filed separately solely by Banco GGAL S.A. These claims were rejected at the administrative stage and were subsequently brought before the Federal Administrative Litigation Courts, where they are currently pending. All claims are based on the governing premise of confiscatory taxation arising from the inability to apply the tax inflation adjustment mechanism for the respective fiscal years. The refund claims for fiscal years 2014 to
2017 filed by Banco GGAL S.A. represent an excess tax payment of Ps. 2,583,570, while the claim corresponding to fiscal year 2018 amounts to Ps.1,287,535. In turn, the refund claims filed by GGAL Holdings S.A. amount to Ps. 124,897.
At the closing of these Consolidated Financial Statements, the Group does not record contingent assets derived from the aforementioned presentations.
b) Consumer Protection Associations
Consumer Protection Associations, on behalf of consumers, have filed claims against Banco Galicia and GGAL Holdings S.A. regarding the collection of certain fees, interest rates and financial charges.
The Group believes that the resolution of these controversies will not have a significant impact on its financial condition.
c) Penalties Imposed on Banco de Galicia y Buenos Aires S.A. and Summary Proceedings Commenced by the Argentine Central Bank
The penalties imposed and the summary proceedings commenced by the Argentine Central Bank are detailed in Note 52.
The provisions for contingencies recorded are as follows:

	12.31.25	12.31.24
Other Contingencies	111,226,977	98,334,848
For Commercial Lawsuits/Legal matters	32,876,731	40,695,715
For Labor Lawsuits	4,689,679	1,119,283
For Claims and Credit Cards	200	263
For Other Contingencies	73,660,367	56,519,587
For Termination Benefits(*)	15,096,545	430,346,372
Difference for Dollarization of Judicial Deposits—Communication “A” 4686	156,183	144,954
Administrative, Disciplinary and Criminal Penalties	71	—
Total	126,479,776	528,826,174
(*)     As a result of the acquisition of the companies of GGAL Holdings S.A. (formerly HSBC Argentina Holdings S.A.), a merger by absorption process was carried out as described in Note 15, with the purpose of optimizing operations and resources, providing a unified service proposal to customers. The purpose of this process is to achieve operating efficiency, maximization of resources and market consolidation, with the main objective of creating a more agile and effective structure that responds to the challenges of the Argentine market. With this objective in mind, a restructuring plan was communicated to the employees, which had different stages of execution. Based on this plan, the Group made a provision for the Restructuring Plan for Ps.378,183,286 as of December 31, 2024, which was charged to income within the Personnel Benefits line.